U.S. Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
U.S. Income Taxes [Abstract]
Schedule of deferred U.S. tax assets
	September 30,	December 31,
	2015	2014

U.S. federal net operating loss carry forwards	$5,566,000	$5,293,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,590,000	1,512,000
	7,156,000	6,805,000
Less: Valuation allowance	(7,156,000)	(6,805,000)
Total	$-	$-

	December 31,	December 31,
	2014	2013

U.S. federal net operating loss carry forwards	$5,293,000	$4,936,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,512,000	1,410,000
	6,805,000	6,346,000
Less: Valuation allowance	(6,805,000)	(6,346,000)
Total	$-	$-